Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Long-term debt [Abstract]
Long-term debt
2025 2024
Unsecured debentures
Series F - 5.09 % debentures due November 14, 2042 $ 99,416 $ 99,395
Series H - 2.95 % debentures due October 21, 2027 399,302 398,936
Series I - 4.94 % debentures due May 24, 2031 497,630 497,252
Term
loans
- 285,707
996,348 1,281,290
Less current portion - (285,707)
Total $ 996,348 $ 995,583
The table below represents currently scheduled maturities of long-term debt:
2026 2027 2028 2029 2030 Thereafter Total
$ - 399,302 - - - 597,046 $ 996,348